INCOME TAX EXPENSE - Disclosure of Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Earnings (loss) before income taxes	$ 237,353	$ (5,366)
Tax rate %	26.50%	26.50%
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected income tax expense (recovery)	$ 62,899	$ (1,422)
Impact of (lower) higher foreign tax rates	11,361	11,798
Permanent differences	6,393	34,358
Unused tax losses and tax offsets (recognized) not recognized in deferred tax assets	87,480	6,596
Unrealized foreign exchange losses (gains) in tax expense	5,635	16,795
True-up of tax provisions in respect of prior years	3,804	(3,055)
Withholding taxes	4,205	3,709
Tax settlements	10,040	37,331
Uncertain tax positions	10,288	1,100
Planned distribution of foreign earnings	29,807	7,049
Other	2,134	(74)
Income tax expense	234,046	114,185
Income tax expense is represented by:
Current income tax expense	175,001	87,517
Deferred income tax (recovery)/expense	59,045	26,668
Income tax expense	$ 234,046	114,185
Sadiola mine
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Permanent differences		$ 40,100